Segmented Information - Related-party and Inter-Company Transactions (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Intercompany loans	CAD 0	CAD 0
Belize Electricity | Equity Method Investee
Related Party Transaction [Line Items]
Due from related party	20,000,000	16,000,000
Waneta Partnership
Related Party Transaction [Line Items]
Intercompany revenue recognized	46,000,000	45,000,000
BECOL
Related Party Transaction [Line Items]
Intercompany revenue recognized	35,000,000	33,000,000
Aitken Creek
Related Party Transaction [Line Items]
Intercompany revenue recognized	CAD 24,000,000	CAD 17,000,000